Litigation and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Litigation and contingencies	Litigation and contingencies
The company is involved in a wide range of lawsuits, claims, investigations and proceedings, which arise in the ordinary course of business, including actions with respect to commercial and government contracts, labor and employment, employee benefits, environmental matters, intellectual property and non-income tax matters. Further, given the rapidly evolving external landscape of cybersecurity, privacy and data protection laws, regulations and threat actors, the company and its clients have been and will continue to be subject to actions or proceedings in various jurisdictions. These matters can involve a number of different parties, including competitors, clients, current or former employees, government and regulatory agencies, stockholders and representatives of the locations in which the company does business. Many of these matters are also highly complex and may seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters.
The company records a provision for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated and a gain contingency when the award or recovery is realized or realizable. Significant judgment is required in both the determination of probability and the determination as to whether an exposure is reasonably estimable. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information and events pertinent to a particular matter. These adjustments could have a material impact on our results of operations and financial position.
The company intends to defend itself vigorously with respect to any legal matters. Based on its experience, the company also believes that the damage amounts claimed against it in the matters disclosed below are not a meaningful indicator of the company’s potential liability.
Legal proceedings are inherently unpredictable and unfavorable resolutions have and could occur. Whether any losses, damages or remedies finally determined in any claim, suit, investigation or proceeding could reasonably have a material effect on the company’s business, financial condition, results of operations or cash flows will depend on a number of variables, including: the timing and amount of such losses or damages; the structure and type of any such remedies; the significance of the impact any such losses, damages or remedies may have in the company’s consolidated financial statements; and the unique facts and circumstances of the particular matter that may give rise to additional factors. Accordingly, it is possible that an adverse outcome from such matters could be material to the company’s financial condition, results of operations and cash flows in any particular reporting period.
Notwithstanding that the ultimate results of the lawsuits, claims, investigations and proceedings that have been brought or asserted against the company are not currently determinable, the company believes that at December 31, 2024, it has adequate provisions for any such matters.
The following is a summary of the more significant legal proceedings involving the company.
The company’s Brazilian operations, along with those of many other companies doing business in Brazil, are involved in various litigation matters, including numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax-related matters pertain to value-added taxes, customs, duties, sales and other non-income-related tax exposures. The labor-related matters include claims related to compensation. The company believes that appropriate accruals have been established for such matters based on information currently available. At December 31, 2024, excluding those matters that have been assessed by management as being remote as to the likelihood of ultimately resulting in a loss, the amount related to unreserved tax-related matters, inclusive of any related interest, is estimated to be approximately $85 million.
As previously disclosed, the company received voluntary requests for information and documents from the SEC relating to the company’s policies, procedures and disclosures in connection with cybersecurity incidents. The company cooperated with the SEC’s investigation of certain of the company’s cybersecurity risk disclosures and cybersecurity-related internal controls, including with respect to the material weaknesses that the company identified and disclosed in the company’s Annual Report on Form 10-K for the year ended December 31, 2022. On October 22, 2024, Unisys reached a non-scienter-based administrative proceeding settlement, on a neither admit nor deny basis, with the SEC in connection with the investigation. Non-scienter-based securities violations are made without any knowledge, intent or recklessness. The company concluded that it was in the best interests of the company and its stockholders to constructively resolve this matter with the SEC and the settlement fully resolved the investigation. The SEC recognized the company’s cooperation in its investigation and the remediation steps the company has taken to strengthen its cybersecurity risk management and protections. As part of the settlement, the company agreed and paid a $4 million civil penalty. The settlement is not an admission by the company of any wrongdoing.
On December 3, 2024, Unisys reached a settlement in the case of Unisys Corp. v. Gilbert, et al. pending in the Eastern District of Pennsylvania. The litigation sought damages from Atos, a competitor, and former employees, alleging theft of Unisys trade secrets and confidential information. This settlement for $40 million allows the company to avoid the costs and uncertainties associated with prolonged litigation and reinforces the value of Unisys’s intellectual property. The gain is included within other (expense), net on the company’s consolidated statements of income (loss) in 2024. The company received payment of $15 million as of December 31, 2024 and the remaining amount is included within accounts receivable, net on the company’s consolidated balance sheets as of December 31, 2024. The company believes that this settlement was in the best interest of its stockholders and resolved the ongoing litigation in a favorable manner.
With respect to the specific legal proceedings and claims described above, except as otherwise noted, either (i) the amount or range of possible losses in excess of amounts accrued, if any, is not reasonably estimable or (ii) the company believes that the amount or range of possible losses in excess of amounts accrued that are estimable would not be material. Nonetheless, the company is unable to predict the outcome from such matters and it is possible that an adverse result could be material to the company’s financial conditions, results of operations and cash flows.
Environmental Matters
The company has an estimated environmental liability for a site that its predecessor company previously operated. As of December 31, 2024, the related liability totaled approximately $24 million, of which $8 million is reported in other accrued liabilities and $16 million in other long-term liabilities on the company’s consolidated balance sheets. As of December 31, 2023, the related liability totaled approximately $28 million, of which $13 million is reported in other accrued liabilities and $15 million in other long-term liabilities on the company’s consolidated balance sheets. Additionally, the company has an agreement related to this site, which provides for a partial reimbursement of certain costs when all cleanup work has been approved and finalized. As of December 31, 2024, the company expects to recover approximately $33 million, which is included in other long-term assets on the company’s consolidated balance sheets.
As the company continues to perform investigation activities and if events and circumstances change, the company may incur future additional costs, which could have a material impact on the company’s results of operations, financial condition and cash flows.